Share Capital - Additional Information (Detail) - 6 months ended Jun. 30, 2015 - USD ($) $ in Millions	Total
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Ordinary shares redeemed	882,419
Ordinary shares redeemed, value	$ 57.9